Intangible Assets - Summary of Detailed Information about Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 32,632	£ 33,005	£ 25,813
Ending balance	44,456	32,632	33,005
Cost or valuation member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,005	33,005	25,813
Acquisition of subsidiary	12,693
Currency translation effects	(171)
Ending balance	45,527	33,005	33,005
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(373)
Revision to estimated value	(698)	(373)
Amortisation and impairment	£ (1,071)		£ (373)
Ending balance		£ (373)